PENSIONS - Employer Contributions and Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 0
Estimated future benefit payments:
2024	410
2025	510
2026	410
2027	420
2028	420
2029 - 2033	2,400
Marine Scheme
Pensions:
Employer contributions	2,175
Estimated future benefit payments:
2024	2,600
2025	2,500
2026	2,400
2027	2,300
2028	2,200
2029 - 2033	$ 9,000